Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases

Note L: Leases

Total lease expense for operating leases was $90,731,000, $85,945,000 and $80,417,000 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company’s operating leases generally contain renewal and/or purchase options with varying terms. The Company has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $51,827,000, $55,257,000 and $53,658,000 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also has capital lease obligations for machinery and equipment.

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2017 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2018	$4,205	$121,234
2019	3,750	64,504
2020	2,247	58,731
2021	1,371	55,290
2022	913	52,781
Thereafter	3,993	345,860
Total	16,479	$698,400
Less: imputed interest	(3,231)
Present value of minimum lease payments	13,248
Less: current capital lease obligations	(3,623)
Long-term capital lease obligations	$9,625

 Of the total future minimum commitments, $204,418,000 relates to the Company’s contracts of affreightment.